Income taxes (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Unrecognized tax benefits, beginning	$ 958	$ 789	$ 761
Additions for tax positions related to current year	64	118	21
Additions for tax positions related to prior years	178	108	59
Reductions for tax positions related to prior years	(266)	(30)	(49)
Reductions for settlements	(191)	0	0
Reductions for expiration of statute of limitations	(28)	(27)	(3)
Unrecognized tax benefits, ending	715	958	789
Unrecognized tax benefits that, if recognized, would impact the effective tax rate	669	835	667
Interest and penalties, recognized	(114)	39	27
Interest and penalties, accrued	$ 134	$ 240	$ 201
Length of time tax year subject to examination, minimum	3 years
Length of time tax years subject to examination, maximum	8 years